Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Nov. 17, 2020	Jan. 01, 2019
Significant Accounting Policies [Line Items]
Increase decrease in common stoc subject to possible redemption	$ 1,000			$ 1,000	$ 1,000		$ 1,000	$ 1,000
General and administrative expenses	2,904,000		$ 609,000		5,860,000	$ 1,113,000	3,547,000	1,843,000
Net loss available to common stockholders	(9,986,000)		(3,667,000)		(17,321,000)	(6,928,000)	(15,424,000)	(8,926,000)
Total annual gross revenue					$ 1,070,000,000.00		1,070,000,000.00
Amortization of intangible assets							288,000	49,000
Intangible asset capitalized during period							$ 1,200,000,000	423,000
Finite lived intangible asset, useful life					20 years		20 years
Stock repurchase program, remaining authorized repurchase amount	$ 4,800,000				$ 4,800,000
Stock subject to repurchase related to stock options early exercised and unvested	521,859			0	521,859		0
Revenue, remaining performance obligation, amount	$ 3,600,000				$ 3,600,000				$ 200,000	$ 100,000
Allowance for doubtful accounts	0			$ 0	0		$ 0	0
Impairment of Long-Lived Assets to be Disposed of							0	0
Finance Lease, Liability				0			0	0
Operating Lease, Right-of-Use Asset	4,164,000			4,296,000	4,164,000		4,296,000	636,000				$ 2,800,000
Operating Lease, Liability				$ 4,271,000			$ 4,271,000					2,800,000
Incremental borrowing rate				12.20%			12.20%
Advertising Expense							$ 426,000	224,000
Accounting Standards Update 2019-01 [Member]
Significant Accounting Policies [Line Items]
Operating Lease, Right-of-Use Asset												705,000
Operating Lease, Liability												$ 733,000
ASC 606 [Member]
Significant Accounting Policies [Line Items]
Revenue, remaining performance obligation, amount				$ 3,700,000			3,700,000		$ 240,000	$ 240,000
Common Stock Subject to Mandatory Redemption [Member]
Significant Accounting Policies [Line Items]
Increase decrease in common stoc subject to possible redemption											$ 21,100,000
DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Federal depository insurance coverage limit	250,000			250,000	250,000		250,000
Cash equivalents	0			$ 0	$ 0		0
Restricted investments maturity				185 days	185 days
Offering cost				$ 16,277,262
General and administrative expenses	376,809			601,705	$ 4,194,577
Loss upon issuance of private placement warrants				(7,360,000)
Net loss available to common stockholders	(7,930,260)	$ (2,027,442)		(16,214,598)	(9,957,702)
Minimum [Member]
Significant Accounting Policies [Line Items]
Market value of the Company's common stock					$ 700,000,000.0		$ 700,000,000.0
Revenue Benchmark [Member] | Revenue from Rights Concentration Risk [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage					10.00%		10.00%
Intellectual Property [Member]
Significant Accounting Policies [Line Items]
Intangible asset capitalized during period	300,000		100,000		$ 1,900,000	200,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Amortization of intangible assets	200,000		100,000		300,000	100,000	$ 277,000	$ 45,000
Intangible asset capitalized during period	500,000		$ 300,000		$ 800,000	$ 500,000
Finite lived intangible asset, useful life					3 years		3 years
Non Convertible Debt Securities [Member]
Significant Accounting Policies [Line Items]
Proceeds from Issuance of Debt					$ 1,000,000,000.0		$ 1,000,000,000.0
Private Placement Warrants [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Loss upon issuance of private placement warrants				7,400,000
IPO [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Financing cost attributable to derivative warrant liabilities					700,000
Adjustments to additional paid in capital, stock issued, issuance costs					16,300,000
Financing costs - derivative warrant liabilities				700,000
Offering cost				16,300,000
Class A Shares [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Temporary equity, accretion to redemption value				25,053,313	24,057,543		25,053,313
Increase decrease in common stoc subject to possible redemption	594			495	594		495
Dilutive securities				11,500,000
Franchise Taxes				31,000
Net loss available to common stockholders	0				0
Class B Shares [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Increase decrease in common stoc subject to possible redemption	750			750	750		750
Temporary equity, net income				31,000
Franchise Taxes				28,000
General and administrative expenses				602,000
Net loss available to common stockholders	$ 0			7,200,000	$ 0
Class B Shares [Member] | DMY TECHNOLOGY GROUP, INC. III [Member] | Warrant [Member]
Significant Accounting Policies [Line Items]
Derivative Liability				700,000			700,000
Class B Shares [Member] | Private Placement Warrants [Member] | DMY TECHNOLOGY GROUP, INC. III [Member]
Significant Accounting Policies [Line Items]
Fair value of derivative warrant liabilities				$ 7,500,000			$ 7,500,000